Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 5,365,054	$ 12,427,292
Operating costs and expenses
Research and development	(5,600,421)	(9,411,856)
General and administrative	(6,962,891)	(2,461,610)
Costs and Expenses	(12,563,312)	(11,873,466)
Income (loss) from operations	(7,198,257)	553,826
Other income (expense)
Interest expense	(2,654,727)	(493,937)
Other income, net	3,002	6,307
Nonoperating Income (Expense), Total	(2,651,725)	(487,630)
Income (loss) before income taxes	(9,849,982)	66,196
Income tax benefit	18
Net income (loss)	$ (9,849,964)	$ 66,196
Net income (loss) per share Basic and diluted	$ (0.71)	$ 0.01
Weighted average number of common shares outstanding Basic and diluted	13,872,390	11,828,974